UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01530

Name of Registrant:	Vanguard Explorer Fund

Address of Registrant:	P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023—April 30, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   April 30, 2024
Vanguard Explorer™ Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	25
Liquidity Risk Management	28

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2024
	Beginning Account Value 10/31/2023	Ending Account Value 4/30/2024	Expenses Paid During Period
Based on Actual Fund Return
Explorer Fund
Investor Shares	$1,000.00	$1,217.20	$2.48
Admiral™ Shares	1,000.00	1,218.10	1.88
Based on Hypothetical 5% Yearly Return
Explorer Fund
Investor Shares	$1,000.00	$1,022.63	$2.26
Admiral Shares	1,000.00	1,023.17	1.71
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.45% for Investor Shares and 0.34% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Explorer Fund
Fund Allocation
As of April 30, 2024
Communication Services	3.5%
Consumer Discretionary	11.8
Consumer Staples	3.1
Energy	5.2
Financials	10.4
Health Care	19.4
Industrials	21.6
Information Technology	17.6
Materials	3.3
Real Estate	2.8
Utilities	0.6
Other	0.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Explorer Fund
Financial Statements (unaudited)
Schedule of Investments
As of April 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.8%)
Communication Services (3.4%)
	New York Times Co. Class A	2,228,653	95,899
*	Live Nation Entertainment Inc.	987,676	87,814
*	Ziff Davis Inc.	1,583,262	79,337
*	Cargurus Inc.	3,340,496	75,028
*	Cinemark Holdings Inc.	4,236,195	72,608
*	Take-Two Interactive Software Inc.	312,950	44,692
*	IAC Inc.	885,584	42,118
	Warner Music Group Corp. Class A	1,081,350	35,685
*	ZipRecruiter Inc. Class A	3,085,866	31,723
	Iridium Communications Inc.	1,009,697	31,089
	Electronic Arts Inc.	237,715	30,147
*	Spotify Technology SA	96,802	27,147
*	Bumble Inc. Class A	1,987,095	20,070
*	Yelp Inc.	457,006	18,390
*	TripAdvisor Inc.	279,406	7,357
	Playtika Holding Corp.	874,927	6,343
*	Madison Square Garden Entertainment Corp.	110,229	4,315
*	Vimeo Inc.	1,193,598	4,285
*	ZoomInfo Technologies Inc.	173,719	2,755
*	Bandwidth Inc. Class A	138,727	2,525
*	Mediaalpha Inc. Class A	74,887	1,516
*	Integral Ad Science Holding Corp.	92,652	889
*	PubMatic Inc. Class A	32,890	738
*	Roku Inc.	9,122	526
			722,996
Consumer Discretionary (11.4%)
	Wingstop Inc.	425,311	163,655
*	Burlington Stores Inc.	876,472	157,712
*	Crocs Inc.	919,851	114,402
	Texas Roadhouse Inc.	651,152	104,692
	Levi Strauss & Co. Class A	4,876,985	103,490
	Papa John's International Inc.	1,551,122	95,689
*	Five Below Inc.	650,751	95,231
*	Skyline Champion Corp.	1,232,162	92,400
	Steven Madden Ltd.	2,142,555	86,581
	Gentex Corp.	2,506,397	85,969
*	Boot Barn Holdings Inc.	790,945	84,212
		Shares	Market Value• ($000)
	Churchill Downs Inc.	619,182	79,875
	American Eagle Outfitters Inc.	3,108,577	75,414
	Meritage Homes Corp.	448,982	74,414
*	Deckers Outdoor Corp.	88,818	72,695
	Carter's Inc.	876,633	59,970
	Acushnet Holdings Corp.	977,058	59,581
*	YETI Holdings Inc.	1,603,046	57,261
	Domino's Pizza Inc.	104,141	55,119
	Pool Corp.	130,758	47,404
*	Skechers USA Inc. Class A	711,894	47,021
*	Floor & Decor Holdings Inc. Class A	387,877	42,794
	Tractor Supply Co.	133,724	36,517
*	National Vision Holdings Inc.	1,997,089	34,789
	Installed Building Products Inc.	109,077	25,713
*	Etsy Inc.	358,505	24,619
*	Bright Horizons Family Solutions Inc.	219,402	22,754
	Murphy USA Inc.	51,257	21,211
*	Sally Beauty Holdings Inc.	1,892,650	20,535
*	Sportradar Group AG Class A	2,180,201	20,320
*	Abercrombie & Fitch Co. Class A	159,552	19,389
	Travel & Leisure Co.	434,223	18,906
*	Chewy Inc. Class A	1,250,237	18,741
*	frontdoor Inc.	532,345	16,338
*	Grand Canyon Education Inc.	124,897	16,239
	Toll Brothers Inc.	135,611	16,153
*	Fox Factory Holding Corp.	395,504	15,393
*	Ulta Beauty Inc.	35,626	14,423
*	Duolingo Inc.	60,426	13,641
*	Shake Shack Inc. Class A	126,579	13,398
*	Green Brick Partners Inc.	217,653	11,782
*	Urban Outfitters Inc.	278,595	10,854
	Wynn Resorts Ltd.	117,335	10,754
	Buckle Inc.	282,315	10,556
*	Visteon Corp.	82,044	9,077
*	Brinker International Inc.	163,257	8,751
	Upbound Group Inc.	260,667	8,083
*	Dave & Buster's Entertainment Inc.	142,671	7,619
*	Tri Pointe Homes Inc.	187,338	6,903

Explorer Fund
		Shares	Market Value• ($000)
*	Taylor Morrison Home Corp.	119,320	6,683
	Tapestry Inc.	164,807	6,579
*	Everi Holdings Inc.	797,530	6,516
*	Carvana Co.	75,619	6,270
*	Norwegian Cruise Line Holdings Ltd.	331,180	6,266
*	Wayfair Inc. Class A	124,933	6,265
	Build-A-Bear Workshop Inc.	202,736	6,115
	Perdoceo Education Corp.	303,430	5,553
*	Cavco Industries Inc.	14,339	5,222
*	Sonos Inc.	294,042	4,969
	Jack in the Box Inc.	76,360	4,358
*	MasterCraft Boat Holdings Inc.	213,187	4,313
*	RH	17,210	4,252
*	Chegg Inc.	798,136	4,126
*	Warby Parker Inc. Class A	350,179	4,111
*	Coursera Inc.	398,231	4,070
*	Valvoline Inc.	92,555	3,935
	Monarch Casino & Resort Inc.	56,356	3,819
*	United Parks & Resorts Inc.	66,395	3,374
*	Hanesbrands Inc.	697,502	3,181
	Academy Sports & Outdoors Inc.	54,150	3,157
	Patrick Industries Inc.	29,427	3,075
	International Game Technology plc	140,242	2,768
	Dine Brands Global Inc.	61,341	2,705
	Carriage Services Inc.	80,893	2,069
	Golden Entertainment Inc.	59,527	1,908
*	Modine Manufacturing Co.	18,864	1,747
*	American Axle & Manufacturing Holdings Inc.	232,030	1,703
	PulteGroup Inc.	14,352	1,599
*	Malibu Boats Inc. Class A	38,474	1,309
	Standard Motor Products Inc.	40,577	1,303
*	Denny's Corp.	160,030	1,283
*	CarParts.com Inc.	932,394	1,147
*	Gentherm Inc.	20,652	1,044
*	Stitch Fix Inc. Class A	467,071	990
	Wolverine World Wide Inc.	69,907	751
*	Stride Inc.	11,107	741
*	Dorman Products Inc.	7,539	659
*	Chuy's Holdings Inc.	15,554	458
			2,439,432
Consumer Staples (3.0%)
*	Performance Food Group Co.	1,651,570	112,109
*	BJ's Wholesale Club Holdings Inc.	1,479,711	110,505
	Casey's General Stores Inc.	283,743	90,679
*	Freshpet Inc.	784,404	83,202
*	BellRing Brands Inc.	1,096,675	60,504
*	Celsius Holdings Inc.	758,446	54,054
*	Simply Good Foods Co.	901,649	32,865
		Shares	Market Value• ($000)
	Coca-Cola Consolidated Inc.	28,027	23,150
	PriceSmart Inc.	239,238	19,280
*	e.l.f. Beauty Inc.	113,464	18,441
	Primo Water Corp.	390,793	7,374
	Energizer Holdings Inc.	210,783	6,054
	John B Sanfilippo & Son Inc.	57,258	5,709
	Vector Group Ltd.	499,667	5,172
*	Boston Beer Co. Inc. Class A	16,757	4,665
	Inter Parfums Inc.	20,105	2,340
	Turning Point Brands Inc.	75,086	2,165
*	USANA Health Sciences Inc.	49,907	2,072
	Dole plc	142,490	1,734
	Medifast Inc.	59,845	1,648
*	Vital Farms Inc.	58,007	1,552
			645,274
Energy (5.0%)
	Viper Energy Inc.	4,813,571	183,686
	Magnolia Oil & Gas Corp. Class A	5,517,263	138,318
*	Antero Resources Corp.	3,916,396	133,197
	Chord Energy Corp.	671,872	118,908
*	Seadrill Ltd.	1,583,329	76,871
	ChampionX Corp.	2,015,984	67,677
	TechnipFMC plc	1,844,618	47,259
	Matador Resources Co.	747,923	46,596
	EQT Corp.	1,025,000	41,092
*	Southwestern Energy Co.	5,139,434	38,494
	APA Corp.	973,899	30,619
	Diamondback Energy Inc.	150,471	30,264
	Cactus Inc. Class A	406,904	20,199
	Coterra Energy Inc.	688,127	18,827
*	Weatherford International plc	122,852	15,187
*	Par Pacific Holdings Inc.	448,315	13,808
[1]	Dorian LPG Ltd.	304,981	12,602
*	Oceaneering International Inc.	383,585	8,788
	SM Energy Co.	145,240	7,043
	Murphy Oil Corp.	117,091	5,227
	Liberty Energy Inc.	206,344	4,539
	Archrock Inc.	181,613	3,485
*	Amplify Energy Corp.	363,162	2,564
*	REX American Resources Corp.	33,864	1,874
*	TETRA Technologies Inc.	436,457	1,872
	CONSOL Energy Inc.	22,424	1,856
	Antero Midstream Corp.	63,656	881
	VAALCO Energy Inc.	118,025	755
	Ovintiv Inc. (XNYS)	14,645	752
	Solaris Oilfield Infrastructure Inc. Class A	82,776	729
*	SilverBow Resources Inc.	20,054	616
	PBF Energy Inc. Class A	11,404	607
			1,075,192
Financials (10.1%)
	Houlihan Lokey Inc.	1,176,758	150,025
	Tradeweb Markets Inc. Class A	1,265,737	128,738

Explorer Fund
		Shares	Market Value• ($000)
	Prosperity Bancshares Inc.	1,747,490	108,292
	Webster Financial Corp.	2,305,848	101,065
	Pinnacle Financial Partners Inc.	1,290,749	99,000
	Assured Guaranty Ltd.	1,278,590	98,068
	Morningstar Inc.	323,934	91,560
*	Euronet Worldwide Inc.	885,477	90,921
	Synovus Financial Corp.	2,485,491	88,956
	Selective Insurance Group Inc.	851,198	86,524
	Voya Financial Inc.	1,263,025	86,088
	StepStone Group Inc. Class A	2,317,644	83,597
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	3,340,411	83,544
	Assurant Inc.	407,829	71,125
	MGIC Investment Corp.	3,393,499	68,820
	FirstCash Holdings Inc.	527,924	59,645
*	Palomar Holdings Inc.	650,449	51,171
	LPL Financial Holdings Inc.	169,534	45,627
	Piper Sandler Cos.	204,818	40,101
	Equitable Holdings Inc.	1,072,242	39,576
	Ryan Specialty Holdings Inc.	696,255	34,353
	WisdomTree Inc.	3,478,787	30,961
	MarketAxess Holdings Inc.	150,930	30,200
*	WEX Inc.	135,405	28,606
*	Remitly Global Inc.	1,522,940	27,154
*	Shift4 Payments Inc. Class A	443,400	25,655
	Hamilton Lane Inc. Class A	227,400	25,405
	Kinsale Capital Group Inc.	60,439	21,955
*	Encore Capital Group Inc.	529,164	21,743
*	Toast Inc. Class A	795,412	18,796
*	NMI Holdings Inc. Class A	583,635	18,011
	Virtus Investment Partners Inc.	77,110	16,912
	Everest Group Ltd.	43,572	15,965
	Victory Capital Holdings Inc. Class A	305,167	15,521
	Lincoln National Corp.	560,220	15,277
*	StoneCo. Ltd. Class A	918,538	14,329
	SLM Corp.	571,896	12,119
*	Marqeta Inc. Class A	1,899,216	10,541
	FactSet Research Systems Inc.	22,055	9,195
	BGC Group Inc. Class A	1,050,000	8,222
	Federated Hermes Inc.	215,625	7,083
	Westamerica BanCorp	146,932	6,840
*	AvidXchange Holdings Inc.	575,325	6,708
*	Skyward Specialty Insurance Group Inc.	167,138	5,836
	Brown & Brown Inc.	71,091	5,797
	XP Inc. Class A	271,539	5,558
	Bank of NT Butterfield & Son Ltd.	142,747	4,853
	First BanCorp (XNYS)	237,153	4,091
	PROG Holdings Inc.	117,218	3,896
		Shares	Market Value• ($000)
	Brightsphere Investment Group Inc.	140,749	3,130
	Primerica Inc.	13,699	2,902
*	International Money Express Inc.	117,616	2,379
*	Payoneer Global Inc.	450,125	2,224
	Pathward Financial Inc.	39,310	1,980
	RLI Corp.	12,853	1,817
[1]	Fidelis Insurance Holdings Ltd.	94,943	1,764
*	StoneX Group Inc.	22,826	1,657
*	SiriusPoint Ltd.	134,602	1,586
*	PagSeguro Digital Ltd. Class A	77,557	966
*	LendingTree Inc.	18,747	905
*	Open Lending Corp. Class A	140,825	718
	Patria Investments Ltd. Class A	40,232	539
			2,146,592
Health Care (18.8%)
*	ICON plc	504,477	150,274
*	Medpace Holdings Inc.	373,525	145,058
*	Acadia Healthcare Co. Inc.	1,745,183	129,039
*	Haemonetics Corp.	1,225,244	112,661
	Encompass Health Corp.	1,349,055	112,484
*	Globus Medical Inc. Class A	2,080,720	103,599
	Bio-Techne Corp.	1,496,200	94,575
*	Ultragenyx Pharmaceutical Inc.	2,103,740	89,493
	STERIS plc	420,479	86,013
*	Merit Medical Systems Inc.	1,143,223	84,713
*	HealthEquity Inc.	1,069,754	84,414
*	Inspire Medical Systems Inc.	340,776	82,352
*	Myriad Genetics Inc.	3,938,772	77,082
*	Intra-Cellular Therapies Inc.	1,048,130	75,266
*	Neurocrine Biosciences Inc.	534,113	73,462
*	Doximity Inc. Class A	2,971,149	72,169
*	Veracyte Inc.	3,653,869	71,506
*	Penumbra Inc.	356,379	70,018
*	Evolent Health Inc. Class A	2,438,468	67,643
*	Exelixis Inc.	2,872,475	67,388
*	Surgery Partners Inc.	2,635,148	65,747
*	Halozyme Therapeutics Inc.	1,703,546	64,905
*	Tandem Diabetes Care Inc.	1,679,226	61,611
*	Blueprint Medicines Corp.	671,350	61,321
	Cooper Cos. Inc.	656,048	58,428
*	Charles River Laboratories International Inc.	242,140	55,450
	Stevanato Group SpA	1,950,275	54,686
*	Ionis Pharmaceuticals Inc.	1,293,209	53,358
*	Alkermes plc	2,036,372	49,973
*	Shockwave Medical Inc.	151,200	49,925
*	REVOLUTION Medicines Inc.	1,337,027	49,844
*	DexCom Inc.	376,669	47,984

Explorer Fund
		Shares	Market Value• ($000)
*	Ascendis Pharma A/S ADR	309,552	42,854
*	Celldex Therapeutics Inc.	1,132,864	42,392
*	Sarepta Therapeutics Inc.	330,579	41,871
*	Apellis Pharmaceuticals Inc.	894,309	39,520
*	TransMedics Group Inc.	415,529	39,114
*	Immunocore Holdings plc ADR	648,221	38,297
	ResMed Inc.	177,877	38,064
*	Repligen Corp.	229,697	37,716
*	Kymera Therapeutics Inc.	1,075,438	36,156
*	QuidelOrtho Corp.	868,229	35,207
*	Insulet Corp.	204,627	35,184
*	Cytokinetics Inc.	573,014	35,137
	Teleflex Inc.	165,007	34,445
*	Hologic Inc.	454,008	34,400
*	IDEXX Laboratories Inc.	64,525	31,795
*	Structure Therapeutics Inc. ADR	785,626	30,985
*,1	Immatics NV	2,941,391	29,208
*	Supernus Pharmaceuticals Inc.	966,496	29,092
*	Sotera Health Co.	2,441,729	27,347
*	Mettler-Toledo International Inc.	21,375	26,285
*	SpringWorks Therapeutics Inc.	530,605	24,774
*	Certara Inc.	1,412,290	24,164
	Bruker Corp.	304,569	23,759
*	Option Care Health Inc.	785,789	23,487
*	Ligand Pharmaceuticals Inc.	325,961	22,781
*	Agios Pharmaceuticals Inc.	682,914	22,195
*	iRhythm Technologies Inc.	200,290	21,948
*	PTC Therapeutics Inc.	638,054	20,513
	Chemed Corp.	35,072	19,921
*	Arvinas Inc.	617,362	19,614
*	Viking Therapeutics Inc.	234,279	18,644
*	Lantheus Holdings Inc.	278,966	18,562
*	Azenta Inc.	343,631	18,027
*	Pacira BioSciences Inc.	676,612	17,761
*	DaVita Inc.	121,928	16,949
*	Neogen Corp.	1,332,647	16,432
*	Madrigal Pharmaceuticals Inc.	79,927	16,307
*	Legend Biotech Corp. ADR	361,465	15,811
*	Ironwood Pharmaceuticals Inc.	1,978,285	15,332
*	Align Technology Inc.	53,118	14,999
*	Morphic Holding Inc.	528,256	14,406
*	Masimo Corp.	104,160	14,000
*	Nevro Corp.	1,272,791	13,466
*	Roivant Sciences Ltd.	1,229,600	13,403
*	Omnicell Inc.	487,038	13,058
*	Tenet Healthcare Corp.	115,643	12,986
*	Insmed Inc.	503,700	12,451
*	Illumina Inc.	97,915	12,048
*	Natera Inc.	125,787	11,683
*	Schrodinger Inc.	456,492	11,129
*	Jazz Pharmaceuticals plc	99,215	10,988
*	Axogen Inc.	1,636,160	10,488
	CONMED Corp.	149,646	10,173
*	Veeva Systems Inc. Class A	48,445	9,619
		Shares	Market Value• ($000)
*	CorVel Corp.	37,797	9,028
*	ACADIA Pharmaceuticals Inc.	524,179	8,759
*	Exact Sciences Corp.	144,785	8,593
*	Addus HomeCare Corp.	88,580	8,517
*	Relay Therapeutics Inc.	1,287,830	8,397
*	Hims & Hers Health Inc.	660,279	8,273
	Select Medical Holdings Corp.	280,907	7,969
*	ANI Pharmaceuticals Inc.	103,131	6,807
*	Avantor Inc.	279,169	6,764
*	LivaNova plc	118,331	6,597
*	Phreesia Inc.	303,345	6,291
*	Beam Therapeutics Inc.	279,154	5,924
*	AdaptHealth Corp.	513,482	5,058
*	Sage Therapeutics Inc.	359,785	5,015
*	Fate Therapeutics Inc.	1,268,133	5,009
*	Inmode Ltd.	283,461	4,873
*	Arrowhead Pharmaceuticals Inc.	212,167	4,799
*	BioCryst Pharmaceuticals Inc.	1,122,762	4,637
*	Travere Therapeutics Inc.	833,137	4,607
*	AtriCure Inc.	164,475	3,967
*	Puma Biotechnology Inc.	777,390	3,941
*	Voyager Therapeutics Inc.	457,063	3,574
*,1	Agenus Inc.	290,646	3,523
*	Vir Biotechnology Inc.	409,998	3,469
*	10X Genomics Inc. Class A	115,915	3,394
*,1	Coherus Biosciences Inc.	1,693,303	3,319
*	ADMA Biologics Inc.	500,584	3,264
*,1	Novavax Inc.	733,101	3,174
*	Denali Therapeutics Inc.	200,354	3,093
*	UFP Technologies Inc.	13,831	2,848
*	Aldeyra Therapeutics Inc.	680,004	2,679
*	PetIQ Inc.	155,416	2,536
*	SI-BONE Inc.	177,276	2,528
*	RxSight Inc.	41,481	2,162
*	Alector Inc.	416,287	2,115
*,1	Karyopharm Therapeutics Inc.	2,008,163	2,068
*	Xencor Inc.	98,073	2,054
*	Rapt Therapeutics Inc.	241,993	1,863
*	Enanta Pharmaceuticals Inc.	119,191	1,638
*	Arcus Biosciences Inc.	98,488	1,500
*	Tactile Systems Technology Inc.	108,595	1,495
*	Cogent Biosciences Inc.	229,670	1,493
*	Mersana Therapeutics Inc.	442,937	1,404
*	Pennant Group Inc.	66,647	1,394
*	CytomX Therapeutics Inc.	820,461	1,337
*	Adaptive Biotechnologies Corp.	484,990	1,271
*	Health Catalyst Inc.	199,526	1,241
*	89bio Inc.	145,599	1,239
*,1	Seres Therapeutics Inc.	1,222,006	1,211
*	Prothena Corp. plc	55,531	1,130
*	Pediatrix Medical Group Inc.	126,346	1,121
*	Novocure Ltd.	84,137	1,030
*	Joint Corp.	81,335	971
*	Quanterix Corp.	59,600	961
*	Esperion Therapeutics Inc.	445,798	878

Explorer Fund
		Shares	Market Value• ($000)
*	Surmodics Inc.	33,543	862
*	STAAR Surgical Co.	18,681	859
*	Bridgebio Pharma Inc.	33,283	853
*	Evolus Inc.	70,453	829
	LeMaitre Vascular Inc.	12,697	823
*	Pacific Biosciences of California Inc.	485,725	801
*	Sangamo Therapeutics Inc.	1,395,270	718
*	Amneal Pharmaceuticals Inc.	117,099	708
*	Intellia Therapeutics Inc.	30,463	652
*	Arcutis Biotherapeutics Inc.	77,365	644
*	Keros Therapeutics Inc.	11,248	634
*,1	Heron Therapeutics Inc.	244,797	568
*	Codexis Inc.	186,328	542
*	Affimed NV	75,667	405
*	Ventyx Biosciences Inc.	103,893	389
*	Atea Pharmaceuticals Inc.	81,077	300
*	Organogenesis Holdings Inc.	126,114	296
*	Cabaletta Bio Inc.	27,656	294
	Embecta Corp.	28,751	291
*	NextCure Inc.	171,519	208
	Mei Pharma Inc.	61,621	188
*	Personalis Inc.	96,118	141
*	Syros Pharmaceuticals Inc.	23,659	128
*	Precision BioSciences Inc.	11,410	119
*,2	Cartesian Therapeutics Inc. CVR	528,838	95
*	Aclaris Therapeutics Inc.	73,649	89
*,3	Scilex Holding Co. (Acquired 1/6/23, Cost $1,032)	98,470	76
*,2	OmniAb Inc. 12.5 Earnout	84,348	—
*,2	OmniAb Inc. 15 Earnout	84,348	—
			4,004,702
Industrials (20.9%)
*	Kirby Corp.	1,591,706	173,703
*	AerCap Holdings NV	1,731,887	146,327
	Vertiv Holdings Co. Class A	1,556,788	144,781
*	Fluor Corp.	3,383,217	136,445
	Science Applications International Corp.	942,777	121,335
*	Middleby Corp.	869,395	120,820
*	Trex Co. Inc.	1,318,144	116,722
	Flowserve Corp.	2,437,170	114,937
	Rush Enterprises Inc. Class A	2,469,123	108,444
	RB Global Inc. (XTSE)	1,501,903	107,506
*	RBC Bearings Inc.	432,992	105,888
	Acuity Brands Inc.	416,637	103,451
	Ryder System Inc.	802,597	97,796
*	Clean Harbors Inc.	487,307	92,320
	Sensata Technologies Holding plc	2,363,244	90,536
*	AZEK Co. Inc.	1,955,498	89,249
	Matson Inc.	819,815	88,360
	Zurn Elkay Water Solutions Corp.	2,824,580	88,353
*	Gibraltar Industries Inc.	1,222,320	87,347
*	Axon Enterprise Inc.	276,155	86,619
		Shares	Market Value• ($000)
*,4	Sterling Check Corp.	5,680,540	85,947
*	ACV Auctions Inc. Class A	4,909,436	85,670
	Boise Cascade Co.	632,891	83,712
	GATX Corp.	675,691	82,677
*	Alight Inc. Class A	8,908,491	80,355
*	WillScot Mobile Mini Holdings Corp.	2,070,598	76,529
*	Builders FirstSource Inc.	392,241	71,709
*	XPO Inc.	644,545	69,263
	IDEX Corp.	313,580	69,132
*	API Group Corp.	1,729,355	66,701
*	Shoals Technologies Group Inc. Class A	7,132,918	60,273
	Herc Holdings Inc.	415,646	59,450
*	SiteOne Landscape Supply Inc.	370,891	58,189
	Kennametal Inc.	2,434,279	57,279
*	AeroVironment Inc.	336,320	53,741
	Applied Industrial Technologies Inc.	283,088	51,876
*	Generac Holdings Inc.	354,008	48,131
*	Cimpress plc	561,834	47,908
	BWX Technologies Inc.	488,300	46,764
	HEICO Corp. Class A	262,401	43,519
	Verisk Analytics Inc.	180,028	39,239
*	Kratos Defense & Security Solutions Inc.	2,059,976	36,709
*	GXO Logistics Inc.	722,545	35,882
*	FTI Consulting Inc.	166,418	35,585
	Toro Co.	351,243	30,765
	Curtiss-Wright Corp.	120,231	30,469
*	Paycor HCM Inc.	1,746,557	30,338
	EMCOR Group Inc.	81,254	29,021
	Comfort Systems USA Inc.	83,761	25,916
	Rockwell Automation Inc.	92,528	25,071
	Maximus Inc.	304,529	24,448
	Watts Water Technologies Inc. Class A	105,859	21,009
	AAON Inc.	222,231	20,910
*	GMS Inc.	225,977	20,907
*	Core & Main Inc. Class A	357,077	20,164
*	Beacon Roofing Supply Inc.	201,418	19,846
	UFP Industries Inc.	171,423	19,319
	Allison Transmission Holdings Inc.	253,988	18,681
	Griffon Corp.	277,649	18,192
*	American Airlines Group Inc.	1,299,831	17,561
*	Upwork Inc.	1,440,525	16,854
	Advanced Drainage Systems Inc.	105,153	16,509
	JB Hunt Transport Services Inc.	98,846	16,069
*	ExlService Holdings Inc.	512,241	14,855
*	Legalzoom.com Inc.	1,232,889	14,733
	Atkore Inc.	82,367	14,439
	Booz Allen Hamilton Holding Corp.	94,366	13,935
	Terex Corp.	248,624	13,935
	GFL Environmental Inc. (XTSE)	429,650	13,706
	Heartland Express Inc.	1,259,397	12,518

Explorer Fund
		Shares	Market Value• ($000)
	H&E Equipment Services Inc.	252,506	12,193
*	Sterling Infrastructure Inc.	117,736	11,962
*	Huron Consulting Group Inc.	128,196	11,953
*,1	Bloom Energy Corp. Class A	1,035,000	11,519
*	ATS Corp.	350,050	11,517
*	ASGN Inc.	117,167	11,301
*	Kornit Digital Ltd.	672,516	10,363
*	Lyft Inc. Class A	656,089	10,261
	Franklin Electric Co. Inc.	100,064	9,633
	EnerSys	106,385	9,622
	AGCO Corp.	82,115	9,377
*	American Woodmark Corp.	100,811	9,283
	CSG Systems International Inc.	193,187	9,126
	Genpact Ltd.	288,939	8,882
	Graco Inc.	95,801	7,683
*	Ameresco Inc. Class A	365,671	7,653
	Federal Signal Corp.	93,939	7,637
	Brink's Co.	86,356	7,553
	Donaldson Co. Inc.	101,940	7,360
*	Janus International Group Inc.	501,652	7,229
	Tennant Co.	60,797	7,082
	Apogee Enterprises Inc.	114,547	7,077
*	MRC Global Inc.	424,208	4,764
*	Blue Bird Corp.	141,366	4,659
	Brady Corp. Class A	71,005	4,189
*	Paylocity Holding Corp.	26,950	4,182
*	Titan International Inc.	319,736	3,523
*	Masterbrand Inc.	205,388	3,424
	Enerpac Tool Group Corp.	91,276	3,252
	Alamo Group Inc.	16,579	3,223
	TriNet Group Inc.	29,181	2,929
	Mueller Water Products Inc. Class A	182,712	2,894
*	Atmus Filtration Technologies Inc.	85,896	2,602
	Marten Transport Ltd.	150,410	2,545
	HNI Corp.	59,663	2,503
	Kforce Inc.	39,372	2,432
*	NEXTracker Inc. Class A	56,148	2,403
*	JELD-WEN Holding Inc.	108,714	2,229
	Forward Air Corp.	98,845	2,177
	ArcBest Corp.	19,265	2,137
*	IES Holdings Inc.	12,533	1,693
*	Healthcare Services Group Inc.	152,987	1,625
	CSW Industrials Inc.	6,152	1,462
*	Limbach Holdings Inc.	31,811	1,442
	TTEC Holdings Inc.	180,775	1,316
*	Franklin Covey Co.	32,242	1,255
*	BlueLinx Holdings Inc.	10,970	1,203
*	MYR Group Inc.	7,038	1,170
	Hyster-Yale Materials Handling Inc.	16,302	955
	Lincoln Electric Holdings Inc.	3,806	835
*	Hudson Technologies Inc.	84,041	834
	Avis Budget Group Inc.	6,265	598
			4,464,070
		Shares	Market Value• ($000)
Information Technology (17.0%)
*	Guidewire Software Inc.	1,439,219	158,890
*	Dynatrace Inc.	2,666,931	120,839
*	Informatica Inc. Class A	3,523,672	109,128
*	Smartsheet Inc. Class A	2,793,550	105,680
*	Trimble Inc.	1,675,689	100,659
*	Five9 Inc.	1,672,845	96,306
	Crane NXT Co.	1,508,603	91,738
*	Onto Innovation Inc.	492,262	91,310
*	Squarespace Inc. Class A	2,601,990	90,705
	Power Integrations Inc.	1,309,795	87,390
*	Manhattan Associates Inc.	422,545	87,070
	Monolithic Power Systems Inc.	126,700	84,804
*	Jamf Holding Corp.	4,167,342	81,138
*	Okta Inc.	847,698	78,819
*	Sprout Social Inc. Class A	1,547,650	78,079
*	CyberArk Software Ltd.	324,202	77,565
*	Fabrinet	433,936	75,101
*	Super Micro Computer Inc.	80,378	69,029
*	Cirrus Logic Inc.	772,790	68,446
*	Globant SA	380,718	67,992
*	Viavi Solutions Inc.	8,595,344	67,903
*	Tenable Holdings Inc.	1,464,861	65,875
*	HubSpot Inc.	104,269	63,069
*	Wix.com Ltd.	511,798	60,837
*,1	GLOBALFOUNDRIES Inc.	1,228,462	60,047
*	Cadence Design Systems Inc.	209,473	57,737
*	Pure Storage Inc. Class A	1,031,109	51,968
*	Teledyne Technologies Inc.	134,710	51,389
*	Tower Semiconductor Ltd.	1,402,844	46,112
*	Envestnet Inc.	732,439	45,463
*	Silicon Laboratories Inc.	372,337	45,235
*	PTC Inc.	249,895	44,341
*	Freshworks Inc. Class A	2,329,440	41,581
*	Elastic NV	389,952	39,861
*	Tyler Technologies Inc.	81,084	37,424
*	Procore Technologies Inc.	542,890	37,145
*	Varonis Systems Inc.	789,213	34,528
	Bentley Systems Inc. Class B	655,290	34,422
*	Rapid7 Inc.	750,048	33,602
*	Lattice Semiconductor Corp.	404,818	27,771
*	MACOM Technology Solutions Holdings Inc.	268,241	27,347
	Microchip Technology Inc.	280,946	25,841
*	Allegro MicroSystems Inc.	859,400	25,516
*	CommVault Systems Inc.	232,574	23,832
*	Aspen Technology Inc.	119,679	23,561
*	Gitlab Inc. Class A	418,205	21,943
*	Everbridge Inc.	623,273	21,659
*	SentinelOne Inc. Class A	1,022,600	21,608
*	Nutanix Inc. Class A	353,321	21,447
*	ANSYS Inc.	65,771	21,368
*	Axcelis Technologies Inc.	206,231	21,349
*	N-Able Inc.	1,701,107	20,856
	Pegasystems Inc.	341,506	20,292
	Cognex Corp.	476,016	19,774

Explorer Fund
		Shares	Market Value• ($000)
*	RingCentral Inc. Class A	659,400	19,531
*,1	Rubrik Inc. Class A	594,029	19,021
*	Novanta Inc.	121,300	18,983
*	Blackbaud Inc.	231,382	18,029
*	Altair Engineering Inc. Class A	219,892	17,690
*	PROS Holdings Inc.	539,208	17,659
*	Qualys Inc.	105,624	17,313
*,1	MicroStrategy Inc. Class A	15,561	16,573
*	MaxLinear Inc.	789,941	16,423
	Clear Secure Inc. Class A	931,200	16,268
*	nCino Inc.	547,327	15,960
*	Dropbox Inc. Class A	665,808	15,420
	Jabil Inc.	124,484	14,609
*	Teradata Corp.	388,342	14,408
*	ON Semiconductor Corp.	200,091	14,038
*,4	8x8 Inc.	6,267,475	13,851
*	SMART Global Holdings Inc.	748,023	13,666
*	UiPath Inc. Class A	630,795	11,966
*	Ambarella Inc.	253,067	11,634
*	Appian Corp. Class A	259,134	9,702
*	Fortinet Inc.	151,246	9,556
*	Zuora Inc. Class A	955,888	9,425
*	Itron Inc.	101,233	9,326
	Amkor Technology Inc.	282,937	9,153
	A10 Networks Inc.	696,445	9,096
*	Blackline Inc.	154,643	8,977
*	Diodes Inc.	121,698	8,885
*	Extreme Networks Inc.	772,959	8,657
*	Sanmina Corp.	135,790	8,238
*	Infinera Corp.	1,704,810	8,217
*	Consensus Cloud Solutions Inc.	640,482	7,455
*	Arrow Electronics Inc.	56,850	7,258
*	Arlo Technologies Inc.	575,753	7,128
*	Box Inc. Class A	263,050	6,845
*	Ultra Clean Holdings Inc.	161,569	6,758
*	Q2 Holdings Inc.	123,680	6,356
*	Yext Inc.	1,154,695	6,339
*	DigitalOcean Holdings Inc.	192,200	6,316
*	Domo Inc. Class B	778,926	5,865
*	BigCommerce Holdings Inc. Series 1	1,000,482	5,663
*	Verint Systems Inc.	166,972	5,056
*	Credo Technology Group Holding Ltd.	244,258	4,365
*	FormFactor Inc.	92,333	4,117
*	PDF Solutions Inc.	127,689	3,841
*	ACM Research Inc. Class A	147,660	3,768
*	CommScope Holding Co. Inc.	4,123,004	3,686
*	Impinj Inc.	22,895	3,649
	Hackett Group Inc.	166,549	3,612
*	ACI Worldwide Inc.	98,620	3,363
*	Couchbase Inc.	137,133	3,310
*	Marathon Digital Holdings Inc.	180,595	2,900
*	ePlus Inc.	36,206	2,784
*	Rambus Inc.	50,559	2,772
*	eGain Corp.	440,680	2,737
*	Olo Inc. Class A	541,129	2,597
*	Weave Communications Inc.	179,914	1,923
*	Fastly Inc. Class A	149,909	1,896
		Shares	Market Value• ($000)
*	Plexus Corp.	16,950	1,712
*	OSI Systems Inc.	11,776	1,548
*,1	Maxeon Solar Technologies Ltd.	782,113	1,525
*	Calix Inc.	53,324	1,479
*	Confluent Inc. Class A	40,136	1,129
	Vontier Corp.	25,628	1,041
*	Amplitude Inc. Class A	102,159	1,000
*	Eastman Kodak Co.	215,854	971
	Bel Fuse Inc. Class B	16,161	949
*	Brightcove Inc.	524,919	934
*	Asana Inc. Class A	55,806	830
*	OneSpan Inc.	71,641	775
*	inTEST Corp.	58,088	655
*,1	Veritone Inc.	196,405	642
*	FARO Technologies Inc.	33,840	635
*	Digital Turbine Inc.	328,408	627
*	Alpha & Omega Semiconductor Ltd.	26,248	574
*	Upland Software Inc.	233,415	504
*	LivePerson Inc.	731,897	367
*	Cambium Networks Corp.	74,883	254
			3,626,175
Materials (3.2%)
	Graphic Packaging Holding Co.	6,054,172	156,500
	Cabot Corp.	1,327,583	121,115
	Methanex Corp.	2,209,569	105,860
*	Summit Materials Inc. Class A	1,581,687	61,528
	Ashland Inc.	594,300	56,655
*	Arcadium Lithium plc	8,432,343	37,102
	Eagle Materials Inc.	113,115	28,359
	Balchem Corp.	138,320	19,556
*	Axalta Coating Systems Ltd.	565,558	17,781
	Innospec Inc.	72,173	8,661
*	Constellium SE	425,631	8,381
	Ryerson Holding Corp.	285,331	8,146
*	O-I Glass Inc.	504,778	7,551
	Warrior Met Coal Inc.	95,725	6,543
	Berry Global Group Inc.	101,746	5,763
	RPM International Inc.	52,650	5,629
	Orion SA	229,246	5,424
	Steel Dynamics Inc.	34,879	4,538
	Materion Corp.	36,771	4,226
	Kaiser Aluminum Corp.	39,767	3,599
	Sealed Air Corp.	92,090	2,899
	Sensient Technologies Corp.	28,751	2,105
	U.S. Lime & Minerals Inc.	2,941	912
*	Ecovyst Inc.	90,552	854
	Myers Industries Inc.	37,719	826
	Hawkins Inc.	9,658	732
	Greif Inc. Class A	9,098	558
			681,803
Other (0.7%)
[1,5]	Vanguard Small-Cap ETF	703,985	150,505
*,2	Carisma Therapeutics Inc. CVR	1,476,709	—
			150,505

Explorer Fund
		Shares	Market Value• ($000)
Real Estate (2.7%)
	Essential Properties Realty Trust Inc.	3,323,347	87,537
	Rexford Industrial Realty Inc.	2,007,437	85,938
	Phillips Edison & Co. Inc.	2,394,573	78,303
	CareTrust REIT Inc.	3,060,714	75,661
	Douglas Emmett Inc.	5,053,780	69,287
	Xenia Hotels & Resorts Inc.	3,484,299	48,327
	PotlatchDeltic Corp.	1,172,635	46,917
*	CoStar Group Inc.	267,101	24,448
	Lamar Advertising Co. Class A	142,896	16,554
	Colliers International Group Inc.	150,000	15,606
	Ryman Hospitality Properties Inc.	146,428	15,445
	Tanger Inc.	252,375	7,155
*	Redfin Corp.	680,024	3,815
*	Opendoor Technologies Inc.	1,512,420	3,010
	Outfront Media Inc.	140,093	2,222
	RMR Group Inc. Class A	75,418	1,789
*	Compass Inc. Class A	280,864	885
	Newmark Group Inc. Class A	66,197	633
			583,532
Utilities (0.6%)
	IDACORP Inc.	905,367	85,811
	Vistra Corp.	236,707	17,952
	New Jersey Resources Corp.	188,536	8,237
	National Fuel Gas Co.	132,468	7,034
	MGE Energy Inc.	10,109	792
	Otter Tail Corp.	8,449	721
			120,547
Total Common Stocks (Cost $16,441,919)			20,660,820
Temporary Cash Investments (3.6%)
Money Market Fund (2.1%)
[6,7]	Vanguard Market Liquidity Fund, 5.394%	4,571,984	457,152
	Face Amount ($000)	Market Value• ($000)
Repurchase Agreement (1.5%)
Deutsche Bank Securities Inc. 5.310%, 5/1/24 (Dated 4/30/24, Repurchase Value $321,347,000, collateralized by Federal Farm Credit Bank 0.000%–6.080%, 5/24/24–11/26/36, Federal Home Loan Bank 0.000%–5.380%, 5/3/24–3/10/34, Freddie Mac 6.000%, 10/1/53, and U.S. Treasury Note/Bond 1.875%–2.000%, 8/15/25–2/15/32, with a value of $327,726,000)	321,300	321,300
Total Temporary Cash Investments (Cost $778,376)		778,452
Total Investments (100.4%) (Cost $17,220,295)		21,439,272
Other Assets and Liabilities—Net (-0.4%)		(85,888)
Net Assets (100%)		21,353,384
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $87,022,000.
2	Security value determined using significant unobservable inputs.
3	Restricted securities totaling $76,000, representing 0.0% of net assets.
4	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $94,101,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Explorer Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	2,831	281,062	(722)

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Assets and Liabilities
As of April 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $16,470,519)	20,731,817
Affiliated Issuers (Cost $749,776)	707,455
Total Investments in Securities	21,439,272
Investment in Vanguard	673
Cash	13,163
Cash Collateral Pledged—Futures Contracts	18,568
Receivables for Investment Securities Sold	53,916
Receivables for Accrued Income	2,971
Receivables for Capital Shares Issued	12,656
Total Assets	21,541,219
Liabilities
Payables for Investment Securities Purchased	66,604
Collateral for Securities on Loan	94,101
Payables to Investment Advisor	10,517
Payables for Capital Shares Redeemed	9,422
Payables to Vanguard	1,366
Variation Margin Payable—Futures Contracts	5,825
Total Liabilities	187,835
Net Assets	21,353,384
1 Includes $87,022,000 of securities on loan.
At April 30, 2024, net assets consisted of:

Paid-in Capital	16,648,240
Total Distributable Earnings (Loss)	4,705,144
Net Assets	21,353,384

Investor Shares—Net Assets
Applicable to 27,862,190 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,115,354
Net Asset Value Per Share—Investor Shares	$111.81

Admiral Shares—Net Assets
Applicable to 175,389,024 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,238,030
Net Asset Value Per Share—Admiral Shares	$103.99

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Operations

Six Months Ended April 30, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	71,755
Dividends—Affiliated Issuers	2,816
Interest—Unaffiliated Issuers	6,274
Interest—Affiliated Issuers	10,989
Securities Lending—Net	803
Total Income	92,637
Expenses
Investment Advisory Fees—Note B
Basic Fee	17,393
Performance Adjustment	3,883
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,669
Management and Administrative—Admiral Shares	11,490
Marketing and Distribution—Investor Shares	76
Marketing and Distribution—Admiral Shares	406
Custodian Fees	56
Shareholders’ Reports—Investor Shares	38
Shareholders’ Reports—Admiral Shares	124
Trustees’ Fees and Expenses	8
Other Expenses	8
Total Expenses	37,151
Expenses Paid Indirectly	(3)
Net Expenses	37,148
Net Investment Income	55,489
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	3
Investment Securities Sold—Unaffiliated Issuers	561,949
Investment Securities Sold—Affiliated Issuers	874
Futures Contracts	32,002
Realized Net Gain (Loss)	594,828
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	3,174,565
Investment Securities—Affiliated Issuers	49,957
Futures Contracts	6,888
Change in Unrealized Appreciation (Depreciation)	3,231,410
Net Increase (Decrease) in Net Assets Resulting from Operations	3,881,727
1	Dividends are net of foreign withholding taxes of $253,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Statement of Changes in Net Assets

	Six Months Ended April 30, 2024	Year Ended October 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,489	128,360
Realized Net Gain (Loss)	594,828	19,456
Change in Unrealized Appreciation (Depreciation)	3,231,410	(537,048)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,881,727	(389,232)
Distributions
Investor Shares	(25,316)	(137,228)
Admiral Shares	(160,709)	(780,809)
Total Distributions	(186,025)	(918,037)
Capital Share Transactions
Investor Shares	(74,767)	(65,684)
Admiral Shares	(202,520)	256,923
Net Increase (Decrease) from Capital Share Transactions	(277,287)	191,239
Total Increase (Decrease)	3,418,415	(1,116,030)
Net Assets
Beginning of Period	17,934,969	19,050,999
End of Period	21,353,384	17,934,969

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$92.60	$99.70	$151.47	$110.44	$101.66	$102.25
Investment Operations
Net Investment Income[1]	.239	.563	.349	.206	.284	.333
Net Realized and Unrealized Gain (Loss) on Investments	19.852	(2.910)	(31.635)	49.372	13.688	8.234
Total from Investment Operations	20.091	(2.347)	(31.286)	49.578	13.972	8.567
Distributions
Dividends from Net Investment Income	(.579)	(.360)	(.278)	(.158)	(.295)	(.286)
Distributions from Realized Capital Gains	(.302)	(4.393)	(20.206)	(8.390)	(4.897)	(8.871)
Total Distributions	(.881)	(4.753)	(20.484)	(8.548)	(5.192)	(9.157)
Net Asset Value, End of Period	$111.81	$92.60	$99.70	$151.47	$110.44	$101.66
Total Return[2]	21.72%	-2.33%	-23.09%	46.27%	14.08%	10.15%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,115	$2,637	$2,894	$4,074	$3,325	$3,520
Ratio of Total Expenses to Average Net Assets[3]	0.45%[4]	0.45%[4]	0.45%[4]	0.40%	0.41%	0.45%
Ratio of Net Investment Income to Average Net Assets	0.43%	0.56%	0.31%	0.15%	0.28%	0.33%
Portfolio Turnover Rate	17%	40%	44%	45%	43%	41%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.04%, 0.04%, (0.01%), (0.01%), and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.45%.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended April 30, 2024	Year Ended October 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$86.15	$92.79	$141.02	$102.82	$94.64	$95.24
Investment Operations
Net Investment Income[1]	.277	.625	.437	.321	.365	.409
Net Realized and Unrealized Gain (Loss) on Investments	18.484	(2.730)	(29.417)	45.967	12.752	7.648
Total from Investment Operations	18.761	(2.105)	(28.980)	46.288	13.117	8.057
Distributions
Dividends from Net Investment Income	(.640)	(.447)	(.434)	(.275)	(.378)	(.393)
Distributions from Realized Capital Gains	(.281)	(4.088)	(18.816)	(7.813)	(4.559)	(8.264)
Total Distributions	(.921)	(4.535)	(19.250)	(8.088)	(4.937)	(8.657)
Net Asset Value, End of Period	$103.99	$86.15	$92.79	$141.02	$102.82	$94.64
Total Return[2]	21.81%	-2.24%	-23.00%	46.42%	14.21%	10.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,238	$15,298	$16,157	$20,594	$13,279	$12,569
Ratio of Total Expenses to Average Net Assets[3]	0.34%[4]	0.34%[4]	0.34%[4]	0.29%	0.30%	0.34%
Ratio of Net Investment Income to Average Net Assets	0.54%	0.67%	0.42%	0.25%	0.39%	0.44%
Portfolio Turnover Rate	17%	40%	44%	45%	43%	41%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.04%, 0.04%, 0.04%, (0.01%), (0.01%), and 0.03%.
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.34%.

See accompanying Notes, which are an integral part of the Financial Statements.

Explorer Fund
Notes to Financial Statements
Vanguard Explorer Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Explorer Fund
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended April 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities

Explorer Fund
for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended April 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

Explorer Fund
B.	The investment advisory firms Wellington Management Company llp, Stephens Investment Management Group, LLC, ClearBridge Investments, LLC, and ArrowMark Colorado Holdings, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company llp and ClearBridge Investments, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding three years. The basic fees of Stephens Investment Management Group, LLC, and ArrowMark Colorado Holdings, LLC, are subject to quarterly adjustments based on performance relative to the Russell 2500 Growth Index for the preceding five years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $479,000 for the six months ended April 30, 2024.
For the six months ended April 30, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.17% of the fund’s average net assets, before a net increase of of $3,883,000 (0.04%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2024, the fund had contributed to Vanguard capital in the amount of $673,000, representing less than 0.01% of the fund’s net assets and 0.27% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended April 30, 2024, these arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Explorer Fund
The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,660,649	76	95	20,660,820
Temporary Cash Investments	457,152	321,300	—	778,452
Total	21,117,801	321,376	95	21,439,272
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	722	—	—	722
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of April 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	17,365,196
Gross Unrealized Appreciation	5,750,764
Gross Unrealized Depreciation	(1,677,410)
Net Unrealized Appreciation (Depreciation)	4,073,354
G.	During the six months ended April 30, 2024, the fund purchased $3,497,461,000 of investment securities and sold $4,013,144,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2024, such purchases were $3,670,000 and sales were $17,131,000, resulting in net realized gain of $6,217,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Explorer Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended April 30, 2024		Year Ended October 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	185,537	1,777	184,543	1,831
Issued in Lieu of Cash Distributions	24,491	225	133,501	1,448
Redeemed	(284,795)	(2,615)	(383,728)	(3,828)
Net Increase (Decrease)—Investor Shares	(74,767)	(613)	(65,684)	(549)
Admiral Shares
Issued	1,200,801	11,785	1,980,306	21,287
Issued in Lieu of Cash Distributions	148,486	1,469	723,744	8,447
Redeemed	(1,551,807)	(15,432)	(2,447,127)	(26,299)
Net Increase (Decrease)—Admiral Shares	(202,520)	(2,178)	256,923	3,435
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Apr. 30, 2024 Market Value ($000)
8x8 Inc.	14,545	431	—	—	(1,125)	—	—	13,851
Sterling Check Corp.	63,508	—	—	—	22,439	—	—	85,947
Vanguard Market Liquidity Fund	488,155	NA1	NA1	18	(22)	10,989	3	457,152
Vanguard Small-Cap ETF	159,304	—	38,320	856	28,665	2,816	—	150,505
Total	725,512	431	38,320	874	49,957	13,805	3	707,455
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially

Explorer Fund
larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Management has determined that no events or transactions occurred subsequent to April 30, 2024, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Explorer Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company llp (Wellington Management); Stephens Investment Management Group, LLC (SIMG); ArrowMark Colorado Holdings, LLC (ArrowMark Partners); ClearBridge Investments, LLC (ClearBridge); and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. Using a bottom-up, fundamentally driven approach, Wellington Management invests opportunistically in a diversified portfolio of high-quality stocks. The advisor attempts to identify companies with key success factors such as top market share, substantial insider ownership, and fully funded business plans. The investment team has the support of Wellington Management’s global industry analysts in conducting its research-intensive approach. Wellington Management has advised a portion of the fund since its inception in 1967.
SIMG. Founded in 2005, SIMG is a subsidiary of Stephens Investments Holdings LLC, a privately held and family-owned company. SIMG specializes in equity investment management focused on small- and mid-cap growth companies. The team employs a disciplined, bottom-up investment selection process that combines rigorous fundamental analysis with quantitative screening, seeking to identify companies that will exhibit potential for superior earnings growth. There are two different types of stocks in which the team invests: core growth and earnings catalyst. The characteristic SIMG seeks for core growth stocks is consistent and predictable earnings growth that is generated by unique, defensible business models. For earnings catalyst stocks, SIMG looks for inflection points such as large earnings surprises or positive revisions to earnings estimates or guidance. The team generally requires all stocks to be profitable or on the cusp of profitability and exhibiting at least 12% earnings growth. SIMG has managed a portion of the fund since 2013.
ArrowMark Partners. Founded in 2007, ArrowMark Partners offers a wide range of strategies, including equities, fixed income, and structured products to institutional, high-net-worth, and retail investors. Using in-depth, fundamental research, the investment team seeks to identify companies that it believes can control their own economic destiny. These are companies with strong competitive advantages, high barriers to entry, large potential markets for their products, and high-quality businesses focused on future growth. In evaluating companies and constructing the portfolio, ArrowMark Partners places significant emphasis on understanding risk in the belief that avoiding large mistakes is the key to success in small-capitalization investing. ArrowMark Partners has managed a portion of the fund since 2014.
ClearBridge. With a legacy dating back to 1962, ClearBridge, a wholly owned subsidiary of Franklin Resources, Inc., is a global investment manager that offers a wide range of strategies, including domestic, international, global, and special equity and fixed income strategies. The ClearBridge SMID Cap Growth strategy employed in Vanguard Explorer Fund takes a disciplined, consistent, patient, and risk-aware approach. ClearBridge works to identify and own quality growth companies with large exploitable opportunities. The team’s patient approach to security selection and position management is designed to invest in multiyear opportunities that allow for the compounding effect of earnings. At the security level, the team seeks to “de-risk” an idea through fundamental analysis, understanding downside scenarios, and entering a position with sensitivity to valuation. ClearBridge has managed a portion of the fund since 2017.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 1997.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of the fund and each advisor, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rates were also below the peer-group average.

The board did not consider the profitability of Wellington Management, SIMG, ArrowMark Partners, or ClearBridge in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Wellington Management, SIMG, ArrowMark Partners, and ClearBridge. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.
The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Explorer Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Explorer Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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Q242 062024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.

(a)(2)	Certifications filed herewith.

(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 20, 2024

VANGUARD EXPLORER FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: June 20, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.